Trade and Other Payables (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Notes payable	$ 30,135	$ 24,626,954
Trade payables	17,869,460	6,658,065
Accruals	432,030	358,747
Other taxes payable	1,367,037	2,364,945
Other payables	1,495,737	11,270,658
Accounts Payable and Accrued Liabilities, Current, Total	$ 21,194,399	$ 45,279,369